Significant mergers and acquisitions and investments - Acquisitions and integration of Ele.me and Koubei (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2018	Apr. 30, 2018
The allocation of the purchase price at the date of acquisition
Goodwill					¥ 292,771		¥ 276,782		¥ 264,935		$ 44,686
Total purchase price is comprised of:
- cash consideration					¥ 27,014		16,022		48,206
Ele.me
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)												90.00%
Local Services Holdco
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)					74.00%						74.00%
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods					16 years	16 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods					20 years	20 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods					10 years	10 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods					7 years	7 years
Ele.me
The allocation of the purchase price at the date of acquisition
Net liabilities assumed			¥ (6,327)
Goodwill			34,572
Deferred tax liabilities			(481)
Noncontrolling interests			(5,015)
Total			47,818
Total purchase price is comprised of:
- cash consideration			30,133
- contingent consideration			4,790
- fair value of previously held equity interests			12,895
Total			47,818
Payables to merchants and other logistics providers			¥ 4,259
Weighted average amortization period			5 years 9 months 18 days	5 years 9 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition									1,657
Increase in additional paid-in capital	¥ 7,515
Increase in noncontrolling interests	6,715
Ele.me | Maximum
Total purchase price is comprised of:
- contingent consideration			¥ 4,790
Estimated amortization periods			10 years	10 years
Ele.me | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 13,702
Ele.me | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			5,764
Ele.me | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			4,188
Ele.me | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			1,415
Ele.me | Preferred shares
Acquisition
Percentage of equity interest acquired													27.00%
Koubei
The allocation of the purchase price at the date of acquisition
Net assets acquired	3,261
Goodwill	36,817
Deferred tax liabilities	(2,372)
Noncontrolling interests	(17,682)
Total	39,834
Total purchase price is comprised of:
- cash consideration	3,196
- non-cash consideration	14,648
- fair value of previously held equity interests	21,990
Total	39,834
Cash, cash equivalents and short-term investments	¥ 4,475
Weighted average amortization period	6 years 3 months 18 days	6 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition									21,990
Equity interest held immediately prior to integration (as a percentage)												38.00%
Koubei | Maximum
Total purchase price is comprised of:
Estimated amortization periods	13 years	13 years
Koubei | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 18,330
Koubei | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	1,158
Koubei | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	322
Ele.me and Koubei
Total purchase price is comprised of:
- cash consideration	¥ 3,196	$ 465
Local Services Holdco
Total purchase price is comprised of:
Equity interest held (as a percentage)	72.00%
Cash consideration for additional equity interest acquired					¥ 13,229	$ 1,999	9,399	$ 1,350	13,082	$ 1,905
Increase in noncontrolling interests					¥ 2,253		¥ 5,162		¥ 3,216
Company and Ant Group | Ele.me
Acquisition
Total investment consideration			¥ 34,923	$ 5,482